Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series Seed Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]		AOCI Attributable to Parent [Member]		Total
Balance at Dec. 31, 2022		$ 693	$ 751				[1]	$ 33,078,993	[1]	$ (29,987,945)	[1]	$ 38,971	[1]	$ 3,131,463	[1]
Balance, shares at Dec. 31, 2022		6,934,828	7,507,845		7,020	329	[1]
Issuance of Series A4 preferred shares from note conversions		$ 21,888					[1]	5,095,208	[1]		[1]		[1]	5,117,096	[1]
Issuance of Series A4 preferred shares from note conversions, shares		218,876,995
Issuance of ordinary shares from conversion of preferred stock, net of costs		$ (6,307)	$ (625)				[1]	6,932	[1]		[1]		[1]		[1]
Issuance of ordinary shares from conversion of preferred stock, net of costs, shares		(63,079,535)	(6,245,771)			2,489	[1]
Issuance of ordinary shares for exercise of warrants							[1]		[1]		[1]		[1]		[1]
Issuance of ordinary shares for exercise of warrants, shares	[1]					110
Issuance of ordinary shares for note conversions							[1]	755,470	[1]		[1]		[1]	755,470	[1]
Issuance of ordinary shares for note conversion, shares	[1]					1,452
Issuance of ordinary shares upon vesting of restricted stock awards							[1]		[1]		[1]		[1]		[1]
Issuance of ordinary shares upon vesting of restricted stock awards, shares	[1]					4
Share-based compensation							[1]	1,153,787	[1]		[1]		[1]	1,153,787	[1]
Issuance of warrants							[1]	1,343,854	[1]		[1]		[1]	1,343,854	[1]
Foreign currency translation adjustment							[1]		[1]		[1]	452,917	[1]	452,917	[1]
Net loss							[1]		[1]	(9,327,606)	[1]		[1]	(9,327,606)	[1]
Balance at Dec. 31, 2023		$ 16,274	$ 126				[1]	41,434,244	[1]	(39,315,551)	[1]	491,888	[1]	2,626,981	[1]
Balance, shares at Dec. 31, 2023		162,732,288	1,262,074		7,020	4,384	[1]
Issuance of ordinary shares from conversion of preferred stock, net of costs		$ (16,092)					[1]	16,092	[1]		[1]		[1]		[1]
Issuance of ordinary shares from conversion of preferred stock, net of costs, shares		(160,916,850)				4,828	[1]
Share-based compensation							[1]	981,023	[1]		[1]		[1]	981,023	[1]
Foreign currency translation adjustment							[1]		[1]		[1]	(1,740,552)	[1]	(1,740,552)	[1]
Net loss							[1]		[1]	(5,601,227)	[1]		[1]	(5,601,227)	[1]
Issuance of ordinary shares for exercise of warrants							[1]		[1]		[1]		[1]		[1]
Issuance of ordinary shares for exercise of warrants, shares	[1]					73,614
Issuance of ordinary shares for cash, net of issuance costs	[1]							3,079,016						3,079,016
Issuance of ordinary shares from conversion of preferred stock, net of costs, shares	[1]					26,429
Balance at Dec. 31, 2024		$ 182	$ 126				[1]	45,510,375	[1]	(44,916,779)	[1]	(1,248,664)	[1]	(654,760)	[1]
Balance, shares at Dec. 31, 2024		1,815,438	1,262,074		7,020	109,255	[1]
Issuance of ordinary shares from conversion of preferred stock, net of costs		$ (2)					[1]	2	[1]		[1]		[1]		[1]
Issuance of ordinary shares from conversion of preferred stock, net of costs, shares		(22,104)				22,651	[1]
Issuance of ordinary shares for exercise of warrants							[1]		[1]		[1]		[1]		[1]
Issuance of ordinary shares for exercise of warrants, shares	[1]					1,432,131
Share-based compensation							[1]	883,326	[1]		[1]		[1]	883,326	[1]
Foreign currency translation adjustment							[1]		[1]		[1]	480,258	[1]	480,258	[1]
Net loss							[1]		[1]	(7,901,777)	[1]		[1]	(7,901,777)	[1]
Issuance of ordinary shares for services agreement							[1]	427,500	[1]		[1]		[1]	427,500	[1]
Issuance of ordinary shares for services agreement, shares	[1]					95,000
Issuance of ordinary share warrants for services agreement							[1]	814,190	[1]		[1]		[1]	814,190	[1]
Issuance of preferred shares for cash		$ 167	$ 1,254				[1]	3,453,579	[1]		[1]		[1]	3,455,000	[1]
Issuance of preferred shares for cash, shares		1,666,837	12,540,000
Issuance of preferred shares for cryptocurrency		$ 231					[1]	5,199,769	[1]		[1]		[1]	5,200,000	[1]
Issuance of preferred shares for cryptocurrency, shares		2,311,248
Issuance of preferred shares for note conversions		$ 39					[1]	1,508,128	[1]		[1]		[1]	1,508,167	[1]
Issuance of preferred shares for note conversions, shares		387,305
Issuance preferred shares for JAK Solar Loans 1 Limited				$ 550			[1]	5,726,471	[1]		[1]		[1]	5,727,021	[1]
Issuance preferred shares for JAK Solar Loans 1 Limited, shares				5,500,000
Cancellation of preferred shares and return of cryptocurrency		$ (229)					[1]	(4,612,160)	[1]		[1]		[1]	(4,612,389)	[1]
Cancellation of preferred shares and return of cryptocurrency, shares		(2,289,144)
Shares cancelled by shareholders		$ (52)	$ (39)				[1]	91	[1]		[1]		[1]		[1]
Shares cancelled by shareholders, net of costs, shares		(515,271)	(394,508)			(10)	[1]
Rounding adjustment related to reverse splits							[1]		[1]		[1]		[1]		[1]
Rounding adjustment related to reverse splits, shares	[1]					1,600
Balance at Dec. 31, 2025		$ 336	$ 1,341	$ 550			[1]	$ 58,911,271	[1]	$ (52,818,556)	[1]	$ (768,407)	[1]	$ 5,326,535	[1]
Balance, shares at Dec. 31, 2025		3,354,309	13,407,566	5,500,000	7,020	1,660,627	[1]

[1]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc. on January 26, 2024, effective as of February 5, 2024, the reverse split of 1:25 as approved by the Board of Directors of Freight Technologies, Inc. on September 12, 2024, effective as of September 25, 2024, the reverse split of 1:4 as approved by the Board of Directors of Freight Technologies, Inc. on May 22, 2025, effective as of May 27, 2025 and the reverse split of 1:5 as approved by the Board of Directors of Freight Technologies, Inc. on November 12, 2025, effective as of December 15, 2025.